BORROWING (Tables)	12 Months Ended
Dec. 31, 2021
BORROWING.
Schedule of reconciliation of liabilities arising from financing activities

				Non-cash changes
				U.S. dollars in thousands
	January 1, 2021	Proceeds from borrowings	Principal and interest payments	Addition during the year	Interest expense	Foreign exchange movement	December 31, 2021
Borrowing	$81,386		($9,701)		$11,935		$83,620
Payable in respect of intangible assets purchase	$24,746		($8,500)		$4,234		$20,480
Lease liabilities	$5,517		($2,107)	$385	355	42	$4,192

				Non-cash changes
	January 1, 2020	Proceeds from borrowings	Principal and interest payments	Addition during the year	Interest expense	Foreign exchange movement	December 31, 2020
Borrowing	-	$78,061	($6,246)		$9,571		$81,386
Payable in respect of intangible assets purchase	-			$22,288	$2,458		$24,746
Lease liabilities	$3,815		($1,802)	$2,930	$406	$168	$5,517

				Non-cash changes
	January 1, 2019	Proceeds from borrowings	Principal and interest payments	Addition during the year	Interest expense	Foreign exchange movement	December 31, 2019
Lease liabilities	$1,667		($1,047)	$2,805	$251	$139	$3,815